Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (245,559,453)	$ 14,010,646	$ (962,477,542)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred taxes	81,139,452	(10,097,549)	(56,222,094)
Loss (Gain) from sale of plant and equipment and other fixed assets	508,378	(658,535)	3,832,310
Depreciation	518,840,210	584,241,805	746,684,986
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	2,416,772	4,038,189	3,844,324
Amortization of acquired intangible assets	31,449,387	27,167,870	35,064,589
Share-based compensation	5,333,860	8,794,633	10,145,101
Loss (Gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Impairment loss of long-lived assets	17,691,318	8,442,050	138,294,783
Litigation settlement (non-cash portion)	0	0	239,637,431
Change in the fair value of commitment to issue shares and warrants	0	29,815,453	30,100,793
Allowance for doubtful accounts	551,059	1,076,767	111,584,756
Forgiveness of Payables	(19,011,413)	0	0
Gain on disposition of discontinued operations, net of taxes	(17,103,295)	0	0
Other non-cash expense	556,071	711,469	0
Changes in operating assets and liabilities:
Accounts receivable	36,368,548	(2,402,228)	(95,382,736)
Inventories	886,712	(19,699,304)	(22,068,328)
Prepaid expense and other current assets	(11,132,693)	(46,335,851)	28,920,815
Other long-term assets	(9,897,365)	0	0
Prepaid land use right	1,567,198	(686,498)	1,500,183
Accounts payable	(13,092,859)	34,205,945	35,788,601
Accrued expenses and other current liabilities	16,823,032	53,406,989	11,349,772
Other long-term liabilities	66,546,667	37,109,116	21,679,690
Income tax payable	(1,829,256)	1,834,118	(493,433)
Changes in restricted cash relating to operating activities	(60,221,170)	(30,077,566)	0
Net cash provided by operating activities	398,352,614	694,612,689	283,566,143
Investing activities:
Purchase of plant and equipment	(950,558,633)	(491,538,600)	(217,269,234)
Proceeds from government subsidy to purchase plant and equipment	1,966,961	26,876,268	54,125,325
Proceeds received from sale of assets held for sale	0	7,810,382	1,482,716
Proceeds from sale of plant and equipment	4,421,061	6,375,042	3,715,641
Purchase of intangible assets	(31,184,700)	(21,681,441)	(59,096,987)
Purchase of short-term investments	(40,350,344)	(25,812,871)	(49,974,860)
Sale of short-term investments	43,192,561	23,400,000	69,903,150
Change in restricted cash relating to investing activities	84,315,961	(110,912,506)	(14,105,371)
Purchase of long term investment	(4,845,611)	0	(278,103)
Sale of long term investment	1,900,000	0	0
Advance payment in connection with a proposed joint venture	(27,969,805)	0	0
Net cash received upon purchase of a subsidiary	0	1,770,603	0
Net cash outflow from deconsolidation of a subsidiary	(3,513,345)	0	0
Net cash used in investing activities	(922,625,894)	(583,713,123)	(211,497,723)
Financing activities:
Proceeds from short-term borrowings	1,251,371,100	716,676,446	726,897,421
Repayment of short-term borrowings	(1,015,999,276)	(631,485,230)	(641,291,131)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from long-term debt	74,979,192	10,000,000	100,945,569
Repayment of long-term debt	(323,318,700)	(254,382,231)	(241,655,460)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	0	199,122,212	0
Proceeds from issuance of Convertible Preferred Shares	308,297,502	0	0
Redemption of noncontrolling interest	0	0	(9,013,444)
Net cash (used in) provided by financing activities	268,854,825	(37,851,125)	(78,902,019)
Effect of exchange rate changes	1,225,601	(702,623)	66,544
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(254,192,854)	72,345,818	(6,767,055)
CASH AND CASH EQUIVALENTS, beginning of year	515,808,332	443,462,514	450,229,569
CASH AND CASH EQUIVALENTS, end of year	261,615,478	515,808,332	443,462,514
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	3,192,510	3,444,934	9,636,901
Interest Paid	38,765,494	33,686,823	37,934,992
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	(118,736,645)	(342,373,019)	(105,618,026)
Long-term payable for acquired intangible assets	0	(5,015,672)	(28,966,666)
Receivable for sales of manufacturing equipment	$ 0	$ 0	$ 23,137,764